First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2021 (Unaudited)
Besides the following listed futures contracts of the Fund’s wholly-owned subsidiary, there were no investments held by the Fund at September 30, 2021. Net assets of the Fund were $116,084,421 at September 30, 2021, and cash comprised $115,790,378, or 99.7% of net assets. Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. Aggregate cost for financial reporting purposes was $0. As of September 30, 2021, the aggregate gross unrealized appreciation for all futures contracts in which there was an excess of value over tax cost was $4,982,805 and the aggregate gross unrealized depreciation for all futures contracts in which there was an excess of tax cost over value was $1,524,996. The net unrealized appreciation was $3,457,809.
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	41	$3,210,710	Oct–21	$149,996
Brent Crude Futures	41	3,178,730	Nov–21	146,182
Brent Crude Futures	29	2,226,040	Dec–21	7,720
Cattle Feeder Futures	15	1,146,750	Nov–21	(34,898)
Cocoa Futures	49	1,299,480	Dec–21	1,745
Copper Futures	24	2,453,400	Dec–21	(167,340)
Corn Futures	88	2,361,700	Dec–21	5,342
Cotton No. 2 Futures	220	11,638,000	Dec–21	1,614,830
Gasoline RBOB Futures	25	2,303,700	Oct–21	128,549
Gasoline RBOB Futures	48	4,346,698	Nov–21	272,142
Gasoline RBOB Futures	8	718,469	Dec–21	12,424
Gold 100 Oz. Futures	61	10,717,700	Dec–21	(234,791)
Lean Hogs Futures	209	7,139,440	Dec–21	959,361
LME Lead Futures	83	4,349,200	Dec–21	(321,381)
LME Nickel Futures	16	1,721,904	Dec–21	(104,064)
LME Price Aluminum Futures	52	3,714,425	Dec–21	81,450
LME Zinc Futures	17	1,269,475	Dec–21	(13,375)
Low Sulphur Gasoil “G” Futures	44	2,972,200	Nov–21	313,014
Low Sulphur Gasoil “G” Futures	24	1,610,400	Dec–21	99,200
Low Sulphur Gasoil “G” Futures	22	1,466,850	Jan–22	31,714
Natural Gas Futures	27	1,617,570	Nov–21	458,079
Natural Gas Futures	25	1,518,250	Dec–21	225,786
NY Harbor ULSD Futures	6	589,302	Oct–21	54,209
NY Harbor ULSD Futures	4	391,759	Nov–21	39,684
NY Harbor ULSD Futures	7	682,668	Dec–21	42,305
NY Harbor ULSD Futures	9	871,403	Jan–22	17,619
Soybean Futures	139	8,729,200	Nov–21	(442,751)
Soybean Oil Futures	239	8,416,146	Dec–21	98,845
Sugar #11 (World) Futures	26	592,301	Feb–22	16,882
WTI Crude Futures	6	450,180	Oct–21	47,580
WTI Crude Futures	9	672,300	Nov–21	61,800
		$94,376,350		$3,567,858
Futures Contracts Short:
Coffee “C” Futures	35	$(2,546,250)	Dec–21	$(89,186)
Live Cattle Futures	5	(251,450)	Dec–21	3,257
Platinum Futures	32	(1,539,840)	Jan–22	(36,303)
Silver Futures	9	(992,115)	Dec–21	760
Soybean Meal Futures	51	(1,676,370)	Dec–21	92,329
Wheat (CBT) Futures	93	(3,373,575)	Dec–21	(80,906)
		$(10,379,600)		$(110,049)
	Total	$83,996,750		$3,457,809

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ 4,982,805	$ 4,982,805	$ —	$ —

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,524,996)	$ (1,524,996)	$ —	$ —